UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400

         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     May 19, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $193,149 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      757    34500 SH       SOLE                    34500        0        0
APPLE INC                      COM              037833100      382     3631 SH       SOLE                     3631        0        0
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      237     7864 SH       SOLE                     7864        0        0
BANK OF AMERICA CORPORATION    COM              060505104      311    45566 SH       SOLE                    45566        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1951    79568 SH       SOLE                    79568        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2341       27 SH       SOLE                     2700        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    27362     9703 SH       SOLE                     9703        0        0
CONOCOPHILLIPS                 COM              20825C104      273     6959 SH       SOLE                     6959        0        0
CURTISS WRIGHT CORP            COM              231561101      867    30926 SH       SOLE                    30926        0        0
DELCATH SYS INC                COM              24661P104       19    10000 SH       SOLE                    10000        0        0
E M C CORP MASS                COM              268648102     1189   104275 SH       SOLE                   104275        0        0
EXXON MOBIL CORP               COM              30231G102      460     6761 SH       SOLE                     6761        0        0
GENERAL ELECTRIC CO            COM              369604103      250    24721 SH       SOLE                    24721        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    37929  1095890 SH       SOLE                  1095890        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144l852      658    19023 SH       SOLE                    19023        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      367    13003 SH       SOLE                    13003        0        0
ISHARES TR                     S&P 500 INDEX    464287200     3639    45709 SH       SOLE                    45709        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1309    34826 SH       SOLE                    34826        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2051    50330 SH       SOLE                    50330        0        0
ISHARES TR                     RUSSELL 1000     464287622     5764   133274 SH       SOLE                   133274        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2159    54702 SH       SOLE                    54702        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1518    45830 SH       SOLE                    45830        0        0
ISHARES TR                     RUSSELL 2000     464287655      878    20876 SH       SOLE                    20876        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     6822   259083 SH       SOLE                   259083        0        0
JPMORGAN CHASE & CO            COM              46625H100      879    33056 SH       SOLE                    33056        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     3818   192066 SH       SOLE                   192066        0        0
KB HOME                        COM              48666K109      132    10000 SH       SOLE                    10000        0        0
MCAFEE INC                     COM              579064106     3075    91788 SH       SOLE                    91788        0        0
MICROSOFT CORP                 COM              594918104      243    13242 SH       SOLE                    13242        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2070    37199 SH       SOLE                    37199        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      212     5770 SH       SOLE                     5770        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863     1139    51625 SH       SOLE                    51625        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     5507   342690 SH       SOLE                   342690        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      568    15400 SH       SOLE                    15400        0        0
SPDR TR                        UNIT SER 1       78462F103    29247   367794 SH       SOLE                   367794        0        0
SYNOPSYS INC                   COM              871607107      365    17595 SH       SOLE                    17595        0        0
TRIUMPH GROUP INC NEW          COM              896818101      573    15000 SH       SOLE                    15000        0        0
UNITRIN INC                    COM              913275103     4031   288359 SH       SOLE                   288359        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      646    26589 SH       SOLE                    26589        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      588    16918 SH       SOLE                    16918        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      491    14500 SH       SOLE                    14500        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    29833  1060924 SH       SOLE                  1060924        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    10059   426946 SH       SOLE                   426946        0        0
WINTHROP RLTY TR               SH BEN INT NEW   976391300      180    26000 SH       SOLE                    26000        0        0